Provision for Contingencies - Legal and Administrative proceedings (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$) claim	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Change in provisions for contingencies
Provision for inflation-adjusted principal	R$ 4,398
Judicial deposits	129,005	R$ 113,613
Contingencies	1,206,341	1,064,884	R$ 233,899
Tax and social security
Change in provisions for contingencies
Judicial deposits	44,395	69,599
Contingencies	1,077,761	1,026,950	193,922
Contingency due to tax deficiency notice	1,077,761
Provision on tax contingency due to tax deficiency notice	0
Tax assessment notices of PIS and COFINS	R$ 848,428
Labor
Change in provisions for contingencies
Number of claims | claim	3,459
Judicial deposits	R$ 79,605	44,014
Contingencies	R$ 85,309	14,268	38,667
Civil
Change in provisions for contingencies
Number of claims | claim	453
Judicial deposits	R$ 5,005
Contingencies	R$ 43,271	R$ 23,666	R$ 1,310